Client Loan Number	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
326328064	DTI	41.18%	41.22%	1008 DTI 41.18%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
327549707	FICO	785	791	Audit utilized the lower of the mid score, Beacon 791, for both borrowers’.
328945971	DTI	17.83%	18.17%	Lender approval reflects 18.17% DTI
328945971	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1/CD
334753688	DTI	24.51%	30.12%	1008 DTI is 30.12%, Audit DTI is 30.12%, however the funding CD significantly reduce the property taxes from what was on the 1008, which is causing the variance
335090529	DTI	19.03%	38.94%	1008/DU 41.46 VS Audit 38.94. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX and Lender did not deducted for Condo property.
335682100	DTI	30.10%	29.29%	1008 DTI 30.10%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
336040233	DTI	36.86%	36.85%	Tape value agrees with AUS in file. Audit value did not round up .01
339530579	DTI	30.97%	31.03%	1008 DTI 30.97%, Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
342197864	DTI	30.00%	30.86%	1008 DTI 30.67% Audit included Student loan debt with less than 10 months remaining, which lender omitted.
348345758	DTI	31.30%	31.40%	Audit value reflects accurate calculation of Negative REO income
349615311	DTI	45.13%	30.00%	1008 DTI 29.935%; Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
350690388	DTI	29.38%	29.39%	1008 DTI 29.38, Rounding
350973040	CLTV	67.94%	67.93%	Rounding
350973040	DTI	18.42%	18.52%	1008 DTI 18.42%. Audit used more conservative income calc as the lender averaged only 1 year. Audit averaged 2 years.
350973040	LTV	67.94%	67.93%	Rounding
351154263	DTI	39.11%	39.12%	rounding
354175860	DTI	35.06%	36.07%	1008 DTI 35.064%. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
355945738	DTI	40.24%	40.05%	1008 DTI is 40.587% difference due to lender used higher taxes and audit used taxes based off CD in loan file.
361085953	DTI	34.95%	41.11%	1008 DTI is 41.110 - No discrepancy
361135113	DTI	39.02%	38.83%	1008 DTI 39.015% Audit monthly debt figures are based on the most recent credit report in the loan file.
361316658	Appraised Value	Per Tape	Per Data	Value Pulled From Appraisal Review in File
361316658	CLTV	45.47%	46.96%	Loan amount / appraised value = audit value
361316658	DTI	42.33%	42.34%	1008 DTI 42.325% Lender used estimated HOA dues. Audit used actual figures based on documentation in the loan file.
361316658	LTV	45.47%	46.96%	Loan amount / appraised value = audit value
361422954	DTI	24.94%	25.08%	1008 24.94 VS Audit 25.08 . Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
368911669	DTI	37.39%	37.47%	Audit value is 37.47%, 1008 is 37.389%; difference of 0.081%, the difference is Lender used $XXX.XX PITI for rental, audit confirmed $XXX.XX
376025157	DTI	33.67%	33.92%	1008 DTI 34.01%, Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
376571688	DTI	29.22%	27.64%	1008 DTI 27.645% Rounding
377735762	DTI	37.64%	37.83%
1008 DTI is 38.733%. Audit monthly debt figures are based on the most recent credit report in the loan file. In addition, monthly taxes lender used on 1008 are higher than actual reflected on final CD.

379298968	DTI	42.71%	42.65%	1008 DTI 42.713% Audit used figures for Net Rental Income based on the documentation in the loan file.
379743326	DTI	41.59%	40.98%	1008 DTI XX.XXX%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
383274672	DTI	35.07%	38.34%	Transmital Summary reflects $XX.XX. Lender used taxes of $XXXX.XX vs. $XXX.XX
383787275	CLTV	76.63%	76.66%	Lender used $XX,XXX for subordinate lien versus actual amount of $XX,XXX per note and subordination agreement.
384268469	DTI	41.31%	41.55%	Credit debt taken from most recent credit report in file
386914102	DTI	37.46%	37.72%	DTI discrepancy due to inclusion of property retained by co-borrower
387707542	DTI	31.93%	32.30%	1008 DTI 32.095%. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
388463634	DTI	32.77%	32.76%	Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
388463634	Property Type	Condo	Condo < 5 Floors	Subject has 3 floors as per the appraisal in file.
394329717	DTI	19.77%	18.92%	1008 DTI 19.768%. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
394509173	DTI	34.24%	34.92%	1008 DTI 34.24%; Audit used a more conservative figure for Net Rental Income for rental property in China, as not included on 1040s and no lease agreement in file.
402941816	DTI	11.65%	11.64%	Rounding
403221679	DTI	24.99%	17.67%	DTI difference due to calculations of REO's. Audit based figures off most recent documentation in the loan file.
404927821	DTI	30.22%	30.63%	1008 DTI 30.223% Tape value reflects primary payment of $X,XXX.XX vs Audit verified primary payment of $X,XXX.XX
404927821	FICO	780	796	Audit utilized the lower of the mid score, Beacon 796, for both borrowers’.
405616130	Property Type	Single Family Attached	Single Family Detached	Appraisal Reflects SFD
407645295	DTI	37.43%	37.17%	1008 DTI 37.432%; Audit DTI 37.17% - Slight difference due to lender reflects PITI on subject on 1008 of $4545.82
417355331	DTI	30.82%	30.76%	Lender included HOA dues that were not evidenced in the loan file. Per the CD and Appraisal, the property has no HOA dues.
417797652	CLTV	73.88%	73.90%	Original sales price pf $X,XXX,XXX used to calculate CLTV
417797652	LTV	73.88%	73.90%	Original sales price pf $X,XXX,XXX.XX used to calculate LTV
417797652	Appraised Value	Per Tape	Per Data	Audit value is sales price of subject when borrowers purchased 7 months ago; audit value used to calcilated LTV/CLTV
418112944	CLTV	80.00%	79.96%	Loan amount / purchase price = audit value
418112944	DTI	28.07%	27.93%	1008 DTI 28.065% Audit monthly debt figures are based on the most recent credit report in the loan file.
418112944	LTV	80.00%	79.96%	Loan amount / purchase price = audit value
418112944	Sales Price	Per Tape	Per Data	Sales Price Verified on Sales Contract
421310871	DTI	36.32%	37.16%	1008 DTI 36.180%. Audit removed Net Rental Income. Lender used Notes Dues & Pyable on Final 1003 without any documentation provided.
422208035	DTI	19.49%	19.48%	Rounding
422702463	DTI	38.66%	39.03%	DTI >tape, Bank Stmts reflect Balance on 2 LOC's not showing on Credit, no proof were paid.
424378250	DTI	36.60%	36.61%	Rounding - No discrepancy
424575611	DTI	42.70%	42.68%	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
427448032	DTI	39.52%	37.14%	1008 DTI 40.03%; Audit DTI 37.14% - Difference due to slight difference on monthly property taxes and debts
428147925	DTI	25.88%	26.65%	Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
428508937	CLTV	77.96%	79.81%	1st lien of $XXX,XXX + 2nd lien of $XX,XXX / Value of $XXX,XXX = CLTV of 79.81%
428508937	DTI	26.17%	40.26%	1008 DTI is 37.15%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
429768964	DTI	33.52%	33.55%	1008 DTI 33.520%. Audit calculated lower comission income for co-brw
435198043	DTI	39.23%	39.22%	Within guides and tolerances
436589337	DTI	23.21%	22.85%	DTI 23.21%, audited DTI includes actual PITIA from tax returns.
436589337	Property Type	Condo	Condo < 5 Floors	Appraisal reflects 3 stories
442239709	DTI	36.37%	36.89%	1008 DTI 36.363% Audit monthly debt figures are based on the most recent credit report in the loan file.
442617843	DTI	34.65%	37.46%	1008 DTI is 34.65% and shows higher income than was actually used to qualify, based on lender's income calculation worksheets, which Audit used since it is lower than Audit calcs.
444058700	DTI	23.85%	23.91%	audit has slightly lowere income than lender
447461431	DTI	28.99%	28.54%	!008 DTI 29.99%. Audit monthly debt figures are based on the most recent credit report in the loan file.
448019014	DTI	31.88%	30.21%	Lender used higher monthly property taxes for qualification than the CD reflects being collected for in escrow.
450746808	DTI	40.61%	40.08%	Audit rental income $X,XXX.XX vs. lender $X,XXX.XX. $XX.XX difference causing 40.66% vs. 40.61% DTI.
450746808	Property Type	Single Family Attached	Single Family Detached	Appraisal Reflects SFD
452636278	DTI	36.86%	36.85%	1008 DTI 36.85%. No discrepancy.
456814552	DTI	37.40%	37.43%	Audit utilized more conservative income based on documents located in the loan file.
458298866	DTI	35.01%	34.93%	Audit DTI based on most recent documentation located in the loan file for Net Rental Income.
458561766	DTI	35.59%	34.64%	audit value based on actual reo calculation
461953143	DTI	37.59%	37.36%	1008 DTI is 37.81%, Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
462386937	DTI	29.36%	27.97%	1008 DTI 29.359%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
463319581	DTI	38.97%	39.04%	Co-Borrower's income is slightly lower than what Lender used to qualify.
463800151	DTI	39.57%	39.43%	Final 1003 listed $XX payment for POC not listed on final credit report.
463800151	FICO	783	782	Lowest middle score for both borrowers used
467037527	DTI	39.00%	40.64%	1008 DTI 38.998%. Audit used figures for Net Rental Income based on the documentation in the loan file.
468781401	DTI	30.94%	30.93%	30.93 reflected on lender 1008
468988134	DTI	38.07%	37.30%	1008 DTI 38.06%, Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
469306030	DTI	41.15%	41.42%	Audit utilized more conservative income based on documents located in the loan file.
474587400	DTI	25.60%	23.42%	1008 DTI 23.41%. Rounding
477573186	DTI	33.07%	33.00%	1008 DTI 33.065%. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
478237284	DTI	37.34%	38.50%	1008 value 37.335 Audit value 38.50 due to audit based on 1.15% payment amount for the student loans per guideline.
479218878	DTI	37.84%	38.36%	DTI within guidlelines - Debts pulled from most recent credit report in file dated XX/XX/XXXX
480229567	DTI	32.93%	32.91%	1008 DTI 32.92%,Rounding
481124068	DTI	42.14%	42.16%	Audit utilized REO PITIA as reflected on documentation in file.
482040319	DTI	23.43%	23.33%	1008 DTI 23.432%, Audit used figures for Net Rental Income based on the documentation in the loan file.
485863649	DTI	24.51%	22.81%	Audit value calculated without escrow for taxes and isurance
487601870	DTI	40.00%	41.69%	1008 DTI 40.003% Audit deducted unreimbursed business expenses
491455637	DTI	36.75%	37.73%	1008 DTI 36.745%, Lender did not include the 2106 business expenses, Audit deducted said expenses.
493065567	DTI	39.86%	39.27%	39.863% DTI on 1008, audit calculated slightly less debt
494753691	DTI	42.31%	42.90%	1008 DTI is 42.312%. Lender used estimated insurance figures for departing residence. Audit used actual figures based on documentation in the loan file.
496901760	DTI	36.19%	35.31%	1008 36.19 - Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XX and borrower's Final 1003 of debts being paid for XXXX..
500427405	CLTV	68.18%	70.00%	Sales price used of $X,XXX,XXX.XX
500427405	DTI	38.12%	40.21%	1008 DTI is 39.39%, Audit is 40.21% due to rental calculation
500427405	LTV	68.18%	70.00%	Sales price used of $X,XXX,XXX.XX
500427405	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1/CD
502196668	DTI	32.29%	33.19%	Lender qualified the Borrower using lower rental loss than supported
505992000	DTI	22.65%	30.13%	1008 DTI 22.648% Lender excluded private school tuition due to less than 10 month remaining
509148090	DTI	31.18%	30.80%	1008 DTI 31.175%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
511927926	DTI	19.50%	17.94%	1008 DTI 19.495% Audit used figures for Net Rental Income based on the documentation in the loan file.
514127818	DTI	37.15%	39.55%	Audit income is slightly lower than the Lender calculated income, using conservative methods.
514469262	Appraised Value	Per Tape	Per Data	Audit used sales price of $XXX,XXX for value. Ownership < 12 months.
514469262	CLTV	79.18%	79.65%	Audit used sales price of $XXX,XXX for value. Ownership < 12 months.
514469262	LTV	79.18%	79.65%	Audit used sales price of $XXX,XXX for value. Ownership < 12 months.
517775065	DTI	12.90%	12.93%	Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
520263045	DTI	39.03%	39.02%	Rounding
521040086	DTI	31.09%	33.33%	100 DTI 31.091% - Audit included auto debt as the lender did not provide enough evidence that it was paid by the business.
521522774	DTI	37.71%	37.15%	1008 DTI 37.707%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
522035659	DTI	38.43%	37.97%	1008 DTI 38.434%. Audit excluded Rental Income On Departure Residence
522464574	DTI	40.69%	40.61%	1008 DTI 40.69% Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
525912822	DTI	39.77%	42.89%	Lender used lower consumer debts than supported
530742968	Appraised Value	Per Tape	Per Data	Value Pulled From Appraisal In File
530742968	CLTV	70.00%	64.20%	Loan amount / appraised value = audit value
530742968	LTV	70.00%	64.20%	Loan amount / appraised value = audit value
533140350	DTI	39.24%	39.23%	AUS DTI = 39.237, No Discrepancy
533330173	DTI	34.12%	37.81%	1008 DTI 34.121% Audit used figures for Net Rental Income based on the documentation in the loan file.
543074327	DTI	41.32%	41.64%	DTI is slightly different due to the Lender using a 36 month average of income
545295770	DTI	40.77%	30.17%	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
547948732	DTI	35.01%	34.66%	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
548281999	DTI	29.33%	42.83%
1008 DTI 29.33%. AUdit included installment debt as lender did not provide enough evidence that it was paid by the business.  Audit used a more conservative business income based on a 2 year average and lender only used a 1 year average.

550615375	DTI	23.16%	23.03%	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
552411483	DTI	38.49%	39.33%	audit included new debt on cr supp
553895206	DTI	36.86%	36.89%	1008 DTI 36.86% Audit used figures for Net Rental Income based on the documentation in the loan file.
554259927	DTI	42.89%	42.96%	Discrepancy is 0.07% from the rental income
556860998	DTI	17.15%	17.11%	1008 DTI 17.145%; Audit DTI 17.11%
561433885	CLTV	74.03%	74.02%	Rounding
561433885	LTV	74.03%	74.02%	Rounding
563409044	DTI	42.95%	41.51%	1008 42.95 vs Audit 41.51 Audit used actual payoff figures from CD instead of Credit report
564562985	DTI	34.93%	35.62%	DTI variance < 1%, AUdited income slightly lower using YTD income.
572424527	DTI	28.93%	28.86%	Audit utilized base income figures from most recent stubs in the loan file.
579343924	DTI	42.97%	42.96%	Audit value 42.96
581684232	DTI	35.29%	35.11%
1008 DTI 35.29 - Lender used base salary plus bonus income of $X,XXX.XX,  Audit unable to determine how Lender arrived at bonus figure. Lender used base salarry, plus a YTD avg for bonus income of $X,XXX.XX; caused variance in DTI, which is still within guidelines

582301213	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
582415959	DTI	38.95%	38.98%	Lender used value of $XXX for HOI vs. the actual of $XXX.XX
584302888	DTI	41.75%	41.61%	lender included auth user acct on credit report
586720270	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
587856783	DTI	30.81%	30.57%	No Discrepancy.
587856783	Property Type	Condo	Condo 5-8 Floors	Appraisal reflects condo number of stories as 5.
588998974	DTI	39.79%	38.58%	Audit value matches 1008
589788944	DTI	40.21%	39.00%	Variance due to consumer installment debt with less than 10 payments, removed from DTI ratio
591243718	DTI	38.98%	36.28%	Within guides and tolerances. Lender counted posiitive rental income as negative rental income/ debt in DTI calc.
597690186	CLTV	59.74%	59.73%	Loan amount / appraised value = audit value
597690186	DTI	35.47%	35.30%	Difference is due to debts. Audit used most recent credit report located in the loan file.
597690186	LTV	59.74%	59.73%	Loan amount / appraised value = audit value
608984854	DTI	31.07%	31.09%	1008 DTI 31.069. Audit used more conservative income calc as the lender averaged 2 years plus YTD. Audit only averaged 2 years.
611715538	DTI	32.93%	31.38%	Audit utilized most recent credit report located in the loan file for debts. Lender included an account in dispute.
613502708	DTI	32.16%	38.06%	Audit used average of XXXX & XXXX XXXX expenses
619089560	DTI	32.99%	32.39%	1008 DTI 32.98 o Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XX
621078454	DTI	32.32%	32.33%	Lender used monthly debt of $XXXX vs acutal of $XXXX.
624389921	DTI	27.50%	24.25%	1008 DTI 27.504%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
624394165	DTI	32.30%	32.42%	Du 32.30 vs Tape 38.96 Missing income documentation for rental property
624971038	DTI	32.65%	32.41%	1008 DTI 32.64 Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
627763002	DTI	33.30%	34.78%	Lender used higher income for Borrower than WVOE reflected and did not include a lease payment with less than 10 payments remaining.
630227300	DTI	27.16%	28.93%	Audit DTI based on most recent documentation located in the loan file for Net Rental Income and Taxes and Ins for subject property as per the CD in file.
633833054	DTI	10.57%	10.56%	Rounding Issue
635917534	DTI	25.35%	25.31%	DU DTI 25.30%; Audit DTI 49.37% - Difference due to alimony not continuing for 3 years per DU. Divorce decree reflects continues until XX/XX/XXXX; Lender indicates continues until XX/XXXX.
635917534	Property Type	Condo	Condo < 5 Floors	Appraisal reflects condo number of stories as 2.
636751318	DTI	16.21%	16.28%	1008 DTI 17.176%, Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
636751318	Property Type	Condo	Condo < 5 Floors	Appraisal reflects condo number of stories as 4.
638676689	DTI	32.68%	33.25%	Audit utilized more conservative income based on documents located in the loan file.
638737499	DTI	27.17%	29.44%	No discrepancy. Audit DTI of 29.44% matches DU in file of 29.44% and 1008 Transmittal of 29.437%. Unable to determine source of tape DTI.
639140518	DTI	28.72%	31.07%	1008 DTI 28.699%; DU DTI 28.70%; Audit DTI 31.05% - Difference due to Lender and DU do not include HOA fee of $XXX.
640644590	DTI	41.53%	35.43%	1008 DTI 41.53% - Tape value reflects DTI including student loan debt that has less than 10 months remaining.
640644590	Property Type	Condo	Condo < 5 Floors	Appraisal; reflects 3 story Condominium
641907770	DTI	30.63%	30.62%	Rounding
645736579	DTI	30.54%	30.53%	DU approved DTI of 30.54%. No discrepancy
651149832	DTI	36.42%	31.77%	Audit DTI based on most recent documentation located in the loan file.
651149832	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
658817553	DTI	44.58%	44.23%	1008 DTI 44.981% Lender included $XX/mth from an open account and audit removed from assets per lender guides
668250181	DTI	44.24%	44.61%	1008 DTI is 44.24%, Audit DTI is 44.61% used 2 year average for expense
668721651	DTI	14.89%	13.08%	1008 DTI 14.89%. Audit used XX month rental income from XXXX schedule E, < 3% DTI variance.
668721651	Loan Purpose	Refi Rate/Term	Refi Cash Out	Borrower Receiving > 2% or $2,000
670693154	DTI	43.97%	44.30%	Audit calculated monthly income as $X,XXX.XX whereas lender calculated as $X,XXX.XX.
670693154	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
671297181	Property Type	PUD	Single Family Detached	PUD Rider In File
671313057	CLTV	38.49%	38.48%	Rounding
671313057	LTV	38.49%	38.48%	Rounding
672920474	DTI	43.64%	43.72%	Audit utilized more conservative income based on documents located in the loan file.
674265039	Property Type	Condo	Condo > 8 Floors	Appraisal show 12 floor condo.
674402249	DTI	31.99%	31.12%	audit value based on verified taxes and insurance in file.
676467924	DTI	39.43%	39.44%	Rounding. DU reflects DTI as 39.4319%, Audit is 39.4354%
683526952	DTI	39.11%	39.59%	Debt calc. XXX not included by lender.
692281042	CLTV	73.87%	73.86%	Loan amount / appraised value = audit value
692281042	LTV	73.87%	73.86%	Loan amount / appraised value = audit value
695252848	DTI	25.50%	25.56%	1008 DTI 25.558%, No Discrepancy
696923042	DTI	29.47%	31.35%	DTI Differs from tape due to Other Pmts on credit report verified > than other pmts listed on AUS/1008.
696923042	Property Type	Single Family Detached	Single Family Attached	Appraisal Reflects SFA
698474706	Property Type	Condo	Condo < 5 Floors	Appraisal ref;ects 4 floors in condo complex.
700628181	DTI	39.57%	39.58%	STIP REO #2 taxes slightly higher.
701942479	DTI	21.12%	21.11%	DU DTI 21.114% Rounding
703824167	DTI	31.51%	31.43%	Audit excludes HOA dues which included in the property taxes per Appraiser.
706925248	DTI	28.47%	28.04%	Audit value 28.08% o Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX
709790762	CLTV	62.60%	62.59%	Rounding
709790762	DTI	26.33%	26.32%	1008 DTI is 26.325%
709790762	LTV	62.60%	62.59%	Rounding
710954337	DTI	38.62%	37.27%	DTI lender used a higher property tax payment, pulled from the tax sheet provided by the title company
718243905	DTI	30.61%	30.08%	1008 DTI is 30.61%, audit DTI is 30.08% due to rental calculation
718650474	DTI	32.43%	31.09%	Audit excluded auto loan with less than 10 payment remaining
719758029	DTI	31.94%	31.93%	Rounding
720206251	DTI	33.86%	33.76%	Tape shows XXXX account with $XX payment twice when one is a reflection indicating an authorized user.
720603697	DTI	43.67%	43.53%	Final 1008 43.67%. Debts Pulled From Most Recent Credit Report In File Dated XX/XX/XXXX
723193517	DTI	35.08%	35.07%	1008 DTI 35.075% Rounding
723193517	FICO	754	755	Audit utilized the lower of the mid score for both borrowers’.
725476775	DTI	43.62%	43.48%	DU DTI 43.62%; Audit DTI 43.48%; Audit utilized debts from most recent credit report located in the loan file.
725476775	Property City	Per Tape	Per Data	Audit value pulled from Note
729460532	DTI	39.33%	39.32%	AUS DTI 39.00. Audit included prior housing expense as there was no evidence of a lease nor was there a disposition of the property.
732396504	DTI	43.41%	43.06%	No discrepancy- DTI matches tape and approval
734645715	DTI	33.98%	33.99%	No Discrepancy
738066576	DTI	33.39%	32.50%	DU 33.39 vs Tape 32.500, Audit is based on current credit report in file dated XX/XX/XXXX
739724767	DTI	14.84%	14.94%	1008 DTI 14.83%. Audit used more conservation inomce calc vs the lender
739724767	Property Type	PUD	Single Family Detached	Appraisal Reflects PUD
739724768	DTI	28.60%	30.95%	Audit calculated to the Manual Calculation used by Lender of $XX,XXX.XX for DTI. DTI below G/L maximum 43%.
739724768	FICO	774	782	Audit used most recent credit report located in the loan file.
739724769	DTI	31.46%	37.13%	Lender did not include the taxes and insurance for departing residence that is converting to a 2nd home in the DTI calculation
739724770	DTI	42.96%	42.26%	1008 DTI 42.962% Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX